Expense Example - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Gold Portfolio - Select Gold Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847